Unaudited Condensed Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Feb. 02, 2021
Balance (in Shares) at Feb. 02, 2021
Net Income (Loss)				8,628,758	8,628,758
Issuance of Class B Ordinary shares to Sponsor		$ 575	24,425		25,000
Issuance of Class B Ordinary shares to Sponsor (in Shares)		5,750,000
Remeasurement for Class A ordinary shares to redemption value			(24,500)	(25,792,820)	(25,817,320)
Forfeiture of Class B ordinary shares		$ (75)	75
Forfeiture of Class B ordinary shares (in Shares)		(750,000)
Balance at Dec. 31, 2021		$ 500		(17,164,062)	(17,163,562)
Balance (in Shares) at Dec. 31, 2021		5,000,000
Net Income (Loss)				3,146,507	3,146,507
Remeasurement for Class A ordinary shares to redemption value				(20,342)	(20,342)
Balance at Mar. 31, 2022		$ 500		(14,037,897)	(14,037,397)
Balance (in Shares) at Mar. 31, 2022		5,000,000
Balance at Dec. 31, 2021		$ 500		(17,164,062)	(17,163,562)
Balance (in Shares) at Dec. 31, 2021		5,000,000
Net Income (Loss)					8,631,943
Balance at Sep. 30, 2022		$ 500		(9,737,011)	(9,736,511)
Balance (in Shares) at Sep. 30, 2022		5,000,000
Balance at Dec. 31, 2021		$ 500		(17,164,062)	(17,163,562)
Balance (in Shares) at Dec. 31, 2021		5,000,000
Net Income (Loss)				10,006,245	10,006,245
Remeasurement for Class A ordinary shares to redemption value				(3,920,785)	(3,920,785)
Balance at Dec. 31, 2022		$ 500		(11,078,602)	(11,078,102)
Balance (in Shares) at Dec. 31, 2022		5,000,000
Balance at Mar. 31, 2022		$ 500		(14,037,897)	(14,037,397)
Balance (in Shares) at Mar. 31, 2022		5,000,000
Net Income (Loss)				4,245,886	4,245,886
Remeasurement for Class A ordinary shares to redemption value				(272,777)	(272,777)
Balance at Jun. 30, 2022		$ 500		(10,064,788)	(10,064,288)
Balance (in Shares) at Jun. 30, 2022		5,000,000
Net Income (Loss)				1,239,550	1,239,550
Remeasurement for Class A ordinary shares to redemption value				(911,773)	(911,773)
Balance at Sep. 30, 2022		$ 500		(9,737,011)	(9,736,511)
Balance (in Shares) at Sep. 30, 2022		5,000,000
Balance at Dec. 31, 2022		$ 500		(11,078,602)	(11,078,102)
Balance (in Shares) at Dec. 31, 2022		5,000,000
Net Income (Loss)				(606,402)	(606,402)
Remeasurement for Class A ordinary shares to redemption value				(895,995)	(895,995)
Extension payment paid by Sponsor through a note				(450,000)	(450,000)
Balance at Mar. 31, 2023		$ 500		(13,030,999)	(13,030,999)
Balance (in Shares) at Mar. 31, 2023		5,000,000
Balance at Dec. 31, 2022		$ 500		(11,078,602)	(11,078,102)
Balance (in Shares) at Dec. 31, 2022		5,000,000
Net Income (Loss)					377,882
Balance at Sep. 30, 2023		$ 500		(13,429,619)	(13,429,119)
Balance (in Shares) at Sep. 30, 2023		5,000,000
Balance at Mar. 31, 2023		$ 500		(13,030,999)	(13,030,999)
Balance (in Shares) at Mar. 31, 2023		5,000,000
Net Income (Loss)				1,032,816	1,032,816
Remeasurement for Class A ordinary shares to redemption value				(384,040)	(384,040)
Extension payment paid by Sponsor through a note				(450,000)	(450,000)
Balance at Jun. 30, 2023		$ 500		(12,832,223)	(12,831,723)
Balance (in Shares) at Jun. 30, 2023		5,000,000
Net Income (Loss)				(48,532)	(48,532)
Remeasurement for Class A ordinary shares to redemption value				(366,916)	(366,916)
Extension payment paid by Sponsor through a note				(181,948)	(181,948)
Balance at Sep. 30, 2023		$ 500		$ (13,429,619)	$ (13,429,119)
Balance (in Shares) at Sep. 30, 2023		5,000,000